LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

NOTE 10 - LEASES:

Amounts recognized in the Statements of Financial Position:

	December 31, 2019	January 1, 2019
	U.S dollars in thousands
Right-of-use assets:
Properties	3,199	1,040
Vehicles	379	627
	3,578	1,667
Lease liabilities:
Current	834	896
Non-current	2,981	771
	3,815	1,667
Additions to the right-of-use assets and lease liabilities during the 2019 financial year were $2.8 million
Amounts recognized in the Statements of Comprehensive Loss:
	Year Ended December 31, 2019
Depreciation charge of right-of-use assets
Properties	524
Vehicles	370
	894
Interest expense (included in financial expenses)	390
The total cash outflow for leases in 2019 was $1 million.

Expenses relating to short-term leases and expenses relating to leases of low-value assets are immaterial.

The table below analyzes the Company’s financial liabilities into relevant maturity groupings based on the contractual maturities:

December 31, 2019
U.S. dollars in thousands
Less than 1 year	1,052
2-5 years	3,117
More than 5 years	385
4,554